Pension and Other Employee Benefits - Summary of Shares of Stocks of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 1,913	₱ 2,316
Preferred Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	360	360
PSE [member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	1,054	1,401
Parent [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	35	48
Others [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 464	₱ 507